Equity-Based Compensation - Share-based Compensation, Activity (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common Series C Units [Member]
Beginning of the period	156,975	150,906	126,673
Grants	21,953	10,830	37,641
Forfeitures	(4,738)	(4,416)	(11,563)
Repurchases		(345)	(1,845)
End of the period	174,190	156,975	150,906
Common Series C-2 Units [Member]
Beginning of the period	33,525
Grants	1,425	34,275
Forfeitures	(1,550)	(750)
End of the period	33,400	33,525